SHARE OPTION PLANS (Details)	12 Months Ended
Sep. 30, 2018 $ / shares shares
Stock options [Member]
Outstanding, Beginning | shares	14,750,000
Granted | shares	300,000
Options forfeited/cancelled | shares	(3,750,000)
Outstanding, Ending | shares	11,300,000
Exercise Price Per Share, Oustanding, Granted	$ 0.20
Exercise Price Per Share, Oustanding, Options forfeited/cancelled	0.20
Weighted-Average Exercise Price, Outstanding, Beginning	0.16
Weighted-Average Exercise Price, Outstanding, Ending	0.16
Stock Option [Member] | Minimum [Member]
Exercise Price Per Share, Outstanding, Beginning	0.15
Exercise Price Per Share, Outstanding, Ending	0.15
Stock Option [Member] | Maximum [Member]
Exercise Price Per Share, Outstanding, Beginning	0.20
Exercise Price Per Share, Outstanding, Ending	$ 0.20